Convertible Debt – Related Party (Tables)	3 Months Ended
Mar. 31, 2023
Convertible Debt – Related Party [Abstract]
Schedule of convertible debt
	2019 and 2020 Convertible Loans	2017 Convertible Loans	Total
Balance, December 31, 2022	$32,181	$45,666	$77,847
Issued during the period	-	-	-
Conversion feature	-	-	-
Accretion	-	-	-
Repayment	-	-	-
Effects of currency translation	408	(2,063)	(1,655)
Balance, March 31, 2023	$32,589	$43,603	$76,192